Accounting policies - Changes in the financial instruments classified as Level 3 (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Level 2
Changes in financial instruments, Assets
Assets at beginning/end of period	€ 149,711	€ 140,659	€ 124,178
Assets at beginning/end of period	140,659	124,178
Changes in financial instruments, Liabilities
Liabilities at beginning of period	127,991	153,600
Liabilities at end of period	132,582	127,991	153,600
Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	6,651	4,473	1,363
Purchases	5,047	418	46
Sales	(2,119)	(333)	(276)
Changes in fair value recognized in profit or loss	261	18	(156)
Changes in fair value recognized in equity	(190)	(269)	59
Transfers out of Level 3 of fair value hierarchy, assets	(851)
Level reclassifications into Level 3		1,189	194
Other	30	(96)	147
Assets at beginning/end of period	4,473	1,363	1,349
Changes in financial instruments, Liabilities
Liabilities at beginning of period	442	196	86
Perimeter	434	181	33
Sales	(17)	(95)	(3)
Changes in fair value recognized in profit or loss	76	8	(40)
Transfers into Level 3 of fair value hierarchy, liabilities	143	161	126
Other	(4)	(9)	(6)
Liabilities at end of period	1,074	442	196
Other | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	2
Liabilities at end of period		2
Financial liabilities held for trading | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	289	182	69
Perimeter	136	41	33
Sales	(12)	(95)	(3)
Changes in fair value recognized in profit or loss	45	9	(38)
Transfers out of Level 3 of fair value hierarchy, liabilities	(164)
Transfers into Level 3 of fair value hierarchy, liabilities		161	126
Other			(5)
Liabilities at end of period	290	289	182
Financial liabilities held for trading | Derivatives | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	289	182	69
Perimeter	136	41	33
Sales	(12)	(95)	(3)
Changes in fair value recognized in profit or loss	45	9	(38)
Transfers out of Level 3 of fair value hierarchy, liabilities	(164)
Transfers into Level 3 of fair value hierarchy, liabilities		161	126
Other	(4)	(9)	(5)
Liabilities at end of period	290	289	182
Financial liabilities held for trading | Swaps | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	111	100	1
Perimeter	6
Sales	(5)	(7)
Changes in fair value recognized in profit or loss	(17)	(7)	(26)
Transfers out of Level 3 of fair value hierarchy, liabilities	20
Transfers into Level 3 of fair value hierarchy, liabilities		28	126
Other		(3)	(1)
Liabilities at end of period	115	111	100
Financial liabilities held for trading | Exchange rate options | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	7	9	0
Perimeter	1		21
Changes in fair value recognized in profit or loss		(2)	(11)
Transfers out of Level 3 of fair value hierarchy, liabilities	(7)
Other			(1)
Liabilities at end of period	1	7	9
Financial liabilities held for trading | Interest rate options | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	26	19	21
Sales		(1)
Changes in fair value recognized in profit or loss	8	(1)	(2)
Transfers out of Level 3 of fair value hierarchy, liabilities	0
Transfers into Level 3 of fair value hierarchy, liabilities		10
Other		(1)
Liabilities at end of period	34	26	19
Financial liabilities held for trading | Index and securities options | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	143	41	46
Perimeter	79	41
Sales	(7)	(87)	(3)
Changes in fair value recognized in profit or loss	51	25
Transfers out of Level 3 of fair value hierarchy, liabilities	(177)
Transfers into Level 3 of fair value hierarchy, liabilities		128
Other	(1)	(5)	2
Liabilities at end of period	88	143	41
Financial liabilities held for trading | Securities and interest rate futures | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	0
Perimeter	3
Other	(1)
Liabilities at end of period	2	0
Financial liabilities held for trading | Other | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	2	13	1
Perimeter	47		12
Changes in fair value recognized in profit or loss	3	(6)	1
Transfers out of Level 3 of fair value hierarchy, liabilities	0	(5)
Other	(2)		(1)
Liabilities at end of period	50	2	13
Hedging derivatives, category | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	6	7	9
Changes in fair value recognized in profit or loss		(1)	(2)
Transfers out of Level 3 of fair value hierarchy, liabilities	(6)
Liabilities at end of period	0	6	7
Hedging derivatives, category | Swaps | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	6	7	9
Changes in fair value recognized in profit or loss		(1)	(2)
Transfers out of Level 3 of fair value hierarchy, liabilities	(6)
Liabilities at end of period	0	6	7
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	147	7	8
Perimeter	298	140
Sales	(5)
Changes in fair value recognized in profit or loss	31
Transfers into Level 3 of fair value hierarchy, liabilities	313
Other			(1)
Liabilities at end of period	784	147	7
Hedging derivatives, category | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	0	21	18
Sales			(2)
Changes in fair value recognized in profit or loss		3	(7)
Transfers out of Level 3 of fair value hierarchy, assets	(21)
Assets at beginning/end of period	21	18	27
Hedging derivatives, category | Swaps | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	0	21	18
Sales			(2)
Changes in fair value recognized in profit or loss		3	(7)
Transfers out of Level 3 of fair value hierarchy, assets	(21)
Assets at beginning/end of period	21	18	27
Financial assets held for trading, category | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	598	738	437
Purchases	142	85	45
Sales	(80)	(60)	(21)
Changes in fair value recognized in profit or loss	115	(16)	(129)
Transfers out of Level 3 of fair value hierarchy, assets	(317)
Level reclassifications into Level 3		312	200
Other		(20)	1
Assets at beginning/end of period	738	437	341
Financial assets held for trading, category | Debt and equity instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	65	153	32
Purchases	34	22
Sales	(38)	(40)	(7)
Changes in fair value recognized in profit or loss	4	2	(1)
Transfers out of Level 3 of fair value hierarchy, assets	(88)
Level reclassifications into Level 3		141
Other		(4)
Assets at beginning/end of period	153	32	40
Financial assets held for trading, category | Derivatives | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	533	585	405
Purchases	108	63	45
Sales	(42)	(20)	(14)
Changes in fair value recognized in profit or loss	111	(18)	(128)
Transfers out of Level 3 of fair value hierarchy, assets	(229)
Level reclassifications into Level 3		171	200
Other		(16)	1
Assets at beginning/end of period	585	405	301
Financial assets held for trading, category | Swaps | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	182	185	189
Purchases	10		1
Sales	(14)	(8)	(6)
Changes in fair value recognized in profit or loss	22	4	(59)
Transfers out of Level 3 of fair value hierarchy, assets	(20)
Level reclassifications into Level 3		4	200
Other	(1)	(4)	(2)
Assets at beginning/end of period	185	189	55
Financial assets held for trading, category | Exchange rate options | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	8	2	5
Purchases			5
Changes in fair value recognized in profit or loss	6	(2)	(2)
Other		1
Assets at beginning/end of period	2	5	2
Financial assets held for trading, category | Interest rate options | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	177	149	162
Sales	(5)	(3)
Changes in fair value recognized in profit or loss	33	(16)	(11)
Transfers out of Level 3 of fair value hierarchy, assets	0
Level reclassifications into Level 3		8
Other		(2)
Assets at beginning/end of period	149	162	173
Financial assets held for trading, category | Index and securities options | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	95	198	5
Purchases	48	41
Sales	(18)	(1)	(1)
Changes in fair value recognized in profit or loss	50	(35)	(18)
Transfers out of Level 3 of fair value hierarchy, assets	(182)
Level reclassifications into Level 3		195
Other	(1)	(7)	(2)
Assets at beginning/end of period	198	5	26
Financial assets held for trading, category | Other | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	71	51	44
Purchases	50	22	39
Sales	(5)	(8)	(7)
Changes in fair value recognized in profit or loss		31	(38)
Transfers out of Level 3 of fair value hierarchy, assets	(27)	(36)
Other	2	(2)	5
Assets at beginning/end of period	51	44	45
Non-trading financial assets mandatory at fair value through profit or loss | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	1,601	1,403
Purchases	426	66
Sales	(325)	(35)
Changes in fair value recognized in profit or loss	81	12
Transfers out of Level 3 of fair value hierarchy, assets	0
Level reclassifications into Level 3		31
Other	16	(36)
Assets at beginning/end of period	1,403
Non-trading financial assets mandatory at fair value through profit or loss | Loans and advances - Customers | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	376	460
Purchases	126	56
Sales	(252)	(22)
Changes in fair value recognized in profit or loss	21	20
Other	21	(59)
Assets at beginning/end of period	460
Non-trading financial assets mandatory at fair value through profit or loss | Debt instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	675	481
Purchases	199
Sales	(7)	(7)
Changes in fair value recognized in profit or loss	(10)	(29)
Transfers out of Level 3 of fair value hierarchy, assets	0
Level reclassifications into Level 3		1
Other	12	(2)
Assets at beginning/end of period	481
Non-trading financial assets mandatory at fair value through profit or loss | Equity instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	550	462
Purchases	101	10
Sales	(66)	(6)
Changes in fair value recognized in profit or loss	70	21
Transfers out of Level 3 of fair value hierarchy, assets	0
Level reclassifications into Level 3		30
Other	(17)	25
Assets at beginning/end of period	462
Financial assets at fair value through other comprehensive income, category | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	3,788	1,435
Purchases	4,424	162
Sales	(1,698)	(238)
Changes in fair value recognized in equity	(190)	(269)
Transfers out of Level 3 of fair value hierarchy, assets	(252)
Level reclassifications into Level 3		147
Other	69	(93)
Assets at beginning/end of period	1,435
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	664	876	282
Purchases	55	105
Sales	(16)		(9)
Changes in fair value recognized in profit or loss	65	19	(20)
Transfers out of Level 3 of fair value hierarchy, assets	(261)
Level reclassifications into Level 3		699
Other	(55)	53	(14)
Assets at beginning/end of period	876	282	325
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans and advances - Credit institutions | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	50	201
Changes in fair value recognized in profit or loss		(1)
Transfers out of Level 3 of fair value hierarchy, assets	(151)
Level reclassifications into Level 3		202
Assets at beginning/end of period	201
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans and advances - Customers | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	32	560	72
Purchases	20
Sales	(9)		(2)
Changes in fair value recognized in profit or loss	(1)	6	3
Transfers out of Level 3 of fair value hierarchy, assets	(496)
Level reclassifications into Level 3		497
Other	(42)	57	(3)
Assets at beginning/end of period	560	72	74
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	582	115	199
Purchases	35	105
Sales	(7)		(7)
Changes in fair value recognized in profit or loss	66	14	(21)
Transfers out of Level 3 of fair value hierarchy, assets	386
Other	(13)	(4)	(10)
Assets at beginning/end of period	€ 115	199	237
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Equity instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period			11
Changes in fair value recognized in profit or loss			(2)
Other			(1)
Assets at beginning/end of period		11	14
Financial assets available for sale, category | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period			626
Purchases			1
Sales			(244)
Changes in fair value recognized in equity			59
Transfers out of Level 3 of fair value hierarchy, assets			(6)
Other			160
Assets at beginning/end of period		626	656
Financial assets available for sale, category | Equity instruments
Changes in financial instruments, Assets
Assets at beginning/end of period			€ 1,211
Assets at beginning/end of period		€ 1,211